Risks and Uncertainties (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Risks and Uncertainties [Line Items]
Cash balances was insured	$ 2,402,547	$ 309,300
Deposited with financial institutions	$ 18,962,561				$ 2,441,207
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	27.90%	27.90%	32.40%	27.20%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	42.20%	42.20%	38.80%
Customer Concentration Risk [Member] | One Customer [Member] | Contract Liabilities [Member]
Risks and Uncertainties [Line Items]
Concentration risk	98.20%	98.20%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	25.80%	25.80%	29.10%	24.50%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	27.60%	27.60%	19.30%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk	23.60%	23.60%	24.00%	22.70%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk	11.90%	11.90%	12.70%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk			11.90%
Supplier Concentration Risk [Member] | Purchase [Member] | One Vendor [Member]
Risks and Uncertainties [Line Items]
Concentration risk	18.70%	18.70%	12.70%	17.60%
Supplier Concentration Risk [Member] | Purchase [Member] | Two Vendor [Member]
Risks and Uncertainties [Line Items]
Concentration risk				17.50%
Supplier Concentration Risk [Member] | Purchase [Member] | Three Vendor [Member]
Risks and Uncertainties [Line Items]
Concentration risk				16.30%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Vendor [Member]
Risks and Uncertainties [Line Items]
Concentration risk	27.30%	27.30%	10.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Vendor [Member]
Risks and Uncertainties [Line Items]
Concentration risk	11.00%	11.00%
Hong Kong [Member]
Risks and Uncertainties [Line Items]
Pay compensation	$ 800,000				102,991
Cash balance	$ 39,976,654				$ 5,146,524